PGIM High Yield Fund Expense Example - PGIM High Yield Fund	Aug. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 398
Expense Example, with Redemption, 3 Years	554
Expense Example, with Redemption, 5 Years	723
Expense Example, with Redemption, 10 Years	1,214
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	250
Expense Example, with Redemption, 3 Years	465
Expense Example, with Redemption, 5 Years	803
Expense Example, with Redemption, 10 Years	1,559
R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	387
Expense Example, with Redemption, 5 Years	689
Expense Example, with Redemption, 10 Years	1,546
Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	285
Expense Example, with Redemption, 10 Years	640
R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	299
Expense Example, with Redemption, 5 Years	522
Expense Example, with Redemption, 10 Years	1,163
R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	213
Expense Example, with Redemption, 5 Years	372
Expense Example, with Redemption, 10 Years	834
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	122
Expense Example, with Redemption, 5 Years	213
Expense Example, with Redemption, 10 Years	$ 480